Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,600,000,000	2,600,000,000
Common Stock, Shares Issued	139,223,524	121,623,524
Common Stock, Shares Outstanding	139,223,524	121,623,524
Class A Preferred Stock [Member]
Preferred Stock, Par Value	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	1,800,000	1,800,000
Preferred Stock, Shares Issued	1,800,000	1,800,000
Preferred Stock, Shares Outstanding	1,800,000	1,800,000
Class B Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,400,000,000	1,400,000,000
Preferred Stock, Shares Issued	1,400,000,000	1,400,000,000
Preferred Stock, Shares Outstanding	1,400,000,000	1,400,000,000
Class C Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	125,000	125,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0